7. Inventories	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventories

7.	Inventories

Inventories consisted of the following:

	December 31,	December 31,
	2017	2016
Goods in Transit	$632	$631
Finished goods	15,287	11,635
Total	$15,919	$12,266

In 2017, 2016 and 2015, inventories were written down by $587, $806 and $2,493, respectively, to reflect the lower of cost or market price.